Borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Schedule of the summary of borrowings

Figures in million - SA rand	Notes	2020	2019	2018
US$600 million RCF	28.1	6,977.7	5,711.9	2,726.5
R6.0 billion RCF	28.2	-	-	5,896.4
R5.5 billion RCF	28.3	-	2,500.0	-
2022 and 2025 Notes	28.4	10,135.7	9,609.8	9,808.7
US$ Convertible Bond	28.5	-	4,578.6	4,496.6
Burnstone Debt	28.6	1,263.3	1,330.4	1,145.1
Other borrowings	28.7	-	-	425.6
Franco-Nevada liability		2.1	2.0	2.0
Stillwater Convertible Debentures		3.8	3.5	3.8
Total borrowings		18,382.6	23,736.2	24,504.7
Reconciliation of the non-current and current portion of the borrowings:
Borrowings		18,382.6	23,736.2	24,504.7
Current portion of borrowings		(885.6)	(38.3)	(6,188.2)
Non-current portion of borrowings		17,497.0	23,697.9	18,316.5

Schedule of non-current portion of derivative financial instruments

Figures in million - SA rand	Note	2020	2019	2018
Reconciliation of the non-current and current portion of the derivative financial instrument:
Derivative financial instrument	28.5	-	4,144.9	408.9
Non-current portion of derivative financial instrument		-	4,144.9	408.9

Schedule of the rollforward of borrowings

Figures in million - SA rand	Notes	2020	2019	2018
Balance at beginning of the year		23,736.2	24,504.7	25,649.5
Borrowings acquired on acquisition of subsidiary	16.1	-	2,574.8	-
Loans raised		16,289.2	18,981.7	17,130.2
Loans repaid		(18,335.1)	(22,008.3)	(21,231.5)
US$ Convertible Bond converted into shares		(5,578.2)	-	-
Unwinding of loans recognised at amortised cost	5.2	393.2	374.4	538.3
Accrued interest (related to the 2022 and 2025 Notes, and US$ Convertible Bond)		857.7	769.9	942.5
Accrued interest paid		(866.3)	(777.7)	(907.2)
Gain on derecognition of borrowings		-	-	(179.7)
(Gain)/loss on the revised cash flow of the Burnstone Debt		(264.3)	96.6	(804.6)
Loss/(gain) on foreign exchange differences and foreign currency translation		2,150.2	(779.9)	3,367.2
Balance at end of the year		18,382.6	23,736.2	24,504.7

Schedule of details relating to settlement of bonds

2020
Number of shares issued ('thousands)	248,040.0
Number of bonds settled	1,916.0
Fair value of Company shares issued ('millions)	12,573.2
Range of VWAPs on settlement (ZAR)	46.5 - 51.5
Cash redemption amount ('millions)	13.2
Derivative element settlement value ('millions)	6,995.0
Bond element settlement value ('millions)	5,578.2

Schedule of fair value of borrowings

	Carrying value	Fair value
Figures in million - SA rand		Level 1	Level 2	Level 3
31 December 2020
2022 and 2025 Notes[1]	10,135.7	10,637.0	-	-
Burnstone Debt[2]	1,263.3	-	-	2,075.3
Total	11,399.0	10,637.0	-	2,075.3
31 December 2019
2022 and 2025 Notes[1]	9,609.8	10,138.4	-	-
US$ Convertible Bond[3]	4,578.6	-	4,724.5	-
Burnstone Debt[2]	1,330.4	-	-	1,441.0
Total	15,518.8	10,138.4	4,724.5	1,441.0
31 December 2018
2022 and 2025 Notes[1]	9,808.7	9,312.0	-	-
US$ Convertible Bond[3]	4,496.6	-	3,736.1	-
Burnstone Debt[2]	1,145.1	-	-	1,075.6
Total	15,450.4	9,312.0	3,736.1	1,075.6

[1] The fair value is based on the quoted market prices of the notes

[2] The fair value of the Burnstone Debt has been derived from discounted cash flow models. These models use several key assumptions, including estimates of future sales volumes, gold prices, operating costs, capital expenditure and discount rate. The fair value estimate is sensitive to changes in the key assumptions, for example, increases in the market related discount rate would decrease the fair value if all other inputs remain unchanged. The extent of the fair value changes would depend on how inputs change in relation to each other

[3] The fair value of the amortised cost component of the US$ Convertible Bond is based on the quoted price of the instrument after separating the fair value of the derivative component

Schedule of liquidity risk

Figures in million - SA rand	Total	Within one year	Between one and five years	After five years
31 December 2020
Other payables	5,088.8	2,307.5	2,723.3	58.0
Trade and other payables	8,523.8	8,523.8	-	-
Borrowings
- Capital
US$600 million RCF	6,977.7	872.6	6,105.1	-
2022 and 2025 Notes	10,291.9	-	10,291.9	-
Burnstone Debt	114.3	-	11.7	102.6
Franco-Nevada liability	2.1	2.1	-	-
Stillwater Convertible Debentures	3.8	3.8	-	-
- Interest	6,680.6	809.5	1,563.5	4,307.6
Total	37,683.0	12,519.3	20,695.5	4,468.2
31 December 2019
Other payables	3,808.6	775.4	2,918.6	114.6
Trade and other payables	7,739.5	7,739.5	-	-
Borrowings
- Capital
US$600 million RCF	5,711.9	-	5,711.9	-
R6.0 billion RCF	2,500.0	-	2,500.0	-
2022 and 2025 Notes	9,808.4	-	4,951.8	4,856.6
US$ Convertible Bond	5,376.0	-	5,376.0	-
Burnstone Debt	109.0	-	109.0	-
Franco-Nevada liability	2.0	2.0	-	-
Stillwater Convertible Debentures	3.5	3.5	-	-
- Interest	7,820.8	1,184.2	2,698.3	3,938.3
Total	42,879.7	9,704.6	24,265.6	8,909.5
31 December 2018
Other payables	3,386.8	293.3	1,968.9	1,124.6
Trade and other payables	5,159.9	5,159.9	-	-
Borrowings
- Capital
US$600 million RCF	2,726.5	-	2,726.5	-
R6.0 billion RCF	5,896.4	5,896.4	-	-
2022 and 2025 Notes	10,053.6	-	5,075.6	4,978.0
US$ Convertible Bond	5,510.4	-	5,510.4	-
Burnstone Debt	2,552.9	-	-	2,552.9
Franco-Nevada liability	2.0	2.0	-	-
Stillwater Convertible Debentures	3.8	3.8	-	-
Other borrowings	252.3	252.3	-	-
- Interest	9,386.9	1,543.8	3,568.6	4,274.5
Total	44,931.5	13,151.5	18,850.0	12,930.0

Schedule of interest rate sensitivity analysis

	Change in interest expenses for a change in interest rate[1]
Figures in million - SA rand	(1.5)%	(1.0)%	(0.5)%	0.5%	1.0%	1.5%
31 December 2020
- JIBAR	-	-	-	-	-	-
- LIBOR	122.4	81.6	40.8	(40.8)	(81.6)	(122.4)
Change in finance expense	122.4	81.6	40.8	(40.8)	(81.6)	(122.4)
31 December 2019
- JIBAR	37.5	25.0	12.5	(12.5)	(25.0)	(37.5)
- LIBOR	105.6	70.4	35.2	(35.2)	(70.4)	(105.6)
Change in finance expense	143.1	95.4	47.7	(47.7)	(95.4)	(143.1)
31 December 2018
- JIBAR	88.5	59.0	29.5	(29.5)	(59.0)	(88.5)
- LIBOR	79.2	52.8	26.4	(26.4)	(52.8)	(79.2)
Change in finance expense	167.7	111.8	55.9	(55.9)	(111.8)	(167.7)

[1] Interest rate sensitivity analysis is performed on the borrowings balance at 31 December

Schedule of the exposure to interest rate changes and the contractual repricing dates

Figures in million - SA rand	2020	2019	2018
Floating rate with exposure to change in JIBAR	-	2,500.0	6,322.0
Floating rate with exposure to change in LIBOR	8,157.5	7,042.3	3,871.6
Non-current borrowings exposed to interest rate changes	8,157.5	9,542.3	10,193.6

The Group has the following undrawn borrowing facilities:
Committed	7,336.3	5,688.0	5,987.1
Uncommitted	2,459.7	1,050.0	757.7
Total undrawn facilities	9,796.0	6,738.0	6,744.8

All of the above facilities have floating rates. The undrawn committed facilities have the following expiry dates:
- within one year	229.2	-	103.6
- later than one year and not later than two years	229.2	672.0	-
- later than two years and not later than three years	6,877.9	5,016.0	5,883.5
Total undrawn committed facilities	7,336.3	5,688.0	5,987.1

Schedule of the calculation of net debt to adjusted EBITDA ratio

Figures in million - SA rand	2020	2019	2018
Borrowings[1]	17,119.3	26,550.7	23,768.5
Cash and cash equivalents[2]	20,205.9	5,586.3	2,499.4
Net (cash)/debt[3]	(3,086.6)	20,964.4	21,269.1
Adjusted EBITDA[4]	49,384.9	14,956.0	8,369.4
Net (cash)/debt to adjusted EBITDA (ratio)[5]	(0.1)	1.4	2.5

[1] Borrowings are only those borrowings that have recourse to Sibanye-Stillwater. Borrowings, therefore, exclude the Burnstone Debt and include the derivative financial instrument up to the settlement of the US$ Convertible Bond

[2] Cash and cash equivalents exclude cash of Burnstone

[3] Net (cash)/debt represents borrowings and bank overdraft less cash and cash equivalents. Borrowings are only those borrowings that have recourse to Sibanye-Stillwater and, therefore, exclude the Burnstone Debt and include the derivative financial instrument up to the settlement of the US$ Convertible Bond. Net (cash)/debt excludes cash of Burnstone

[4] The adjusted EBITDA calculation is based on the definitions included in the facility agreements for compliance with the debt covenant formula, except for impact of new accounting standards and acquisitions, where the facility agreements allow the results from the acquired operations to be annualised. Adjusted EBITDA may not be comparable to similarly titled measures of other companies. Adjusted EBITDA is not a measure of performance under IFRS and should be considered in addition to, and not as a substitute for, other measures of financial performance and liquidity

[5] Net (cash)/debt to adjusted EBITDA ratio is defined as net (cash)/debt as of the end of a reporting period divided by adjusted EBITDA of the 12 months ended on the same reporting date. Non-IFRS measure such as net (cash)/debt to adjusted EBITDA is the responsibility of the Group's Board of Directors and is presented for illustration purposes only, and because of its nature, net (cash)/ debt to adjusted EBITDA should not be considered as a representation of financial performance under IFRS

Schedule of reconciliation of (loss)/profit before royalties and tax to adjusted EBITDA

Figures in million - SA rand	2020	2019	2018
Profit/(loss) before royalties, carbon tax and tax	37,250.0	(856.3)	(1,224.3)
Adjusted for:
Amortisation and depreciation	7,592.4	7,214.1	6,613.8
Interest income	(1,065.4)	(560.4)	(482.1)
Finance expense	3,151.8	3,302.5	3,134.7
Share-based payments	512.4	363.3	299.4
Loss/(gain) on financial instruments	2,450.3	6,015.1	(1,704.1)
Loss/(gain) on foreign exchange differences	255.0	(325.5)	(1,169.1)
Share of results of equity-accounted investees after tax	(1,699.8)	(721.0)	(344.2)
Change in estimate of environmental rehabilitation obligation, and right of recovery receivable and payable	(464.1)	88.9	(66.6)
Gain on disposal of property, plant and equipment	(98.8)	(76.6)	(60.2)
(Reversal of impairments)/impairments	(121.4)	86.0	3,041.4
Gain on derecognition of borrowing and derivative financial instrument	-	-	(230.0)
Gain on acquisition	-	(1,103.0)	-
Loss on BTT early settlement	186.2	-	-
Restructuring costs	436.2	1,252.4	142.8
Transaction costs	138.6	447.8	402.5
Loss on settlement of US$ Convertible Bond	1,506.7	-	-
Loss due to dilution of interest in joint operation	30.2	-	-
Income on settlement of dispute	(580.0)	-	-
IFRS 16 lease payments	(147.7)	(131.7)	-
Occupational healthcare expense	52.3	(39.6)	15.4
Adjusted EBITDA	49,384.9	14,956.0	8,369.4

US$600 million RCF
Disclosure of detailed information about borrowings [line items]
Schedule of the summary of borrowings

Terms of the US$600 million RCF
Facility:	US$600 million
Interest rate:	LIBOR
Interest rate margin:	1.85% if net debt to adjusted EBITDA is equal to or less than 2.50x
	2.00% if net debt to adjusted EBITDA is greater than 2.50x
Utilisation fee:

Where the total outstanding loans under the RCF fall within the range of the percentage of the total loan as set out below, Sibanye-Stillwater shall pay an utilisation fee equal to the percentage per annum set out opposite such percentage range.

	% of the total loans
	Less than or equal to 33⅓%	0.15%
	Greater than 33⅓% and less than or equal to 66⅔%	0.30%
	Greater than 66⅔%	0.50%

Term of facility:

Three years, subject to 2 one-year extensions at the lenders option. As at 31 December 2020, US$525 million of the facility lenders (i.e. seven of the eight lenders) have exercised the first one year extension option, and US$450 million of the facility lenders (i.e. six of the eight lenders) have exercised the second one year extension option.

Borrowers:	SGL, Stillwater, Kroondal, SRPM and WPL.
Security and/or guarantors:	The facility is unsecured and guaranteed by the Company, SGL, Stillwater, Kroondal, SRPM and WPL.

Schedule of the rollforward of borrowings

Figures in million - SA rand	2020	2019	2018
Balance at beginning of the year	5,711.9	2,726.5	-
Loans raised	7,218.1	9,067.1	5,391.6
Loans repaid	(6,802.2)	(5,826.2)	(2,744.7)
Loss on foreign exchange differences	-	6.4	73.1
Loss/(gain) on foreign exchange differences	849.9	(261.9)	6.5
Balance at end of the year	6,977.7	5,711.9	2,726.5

R6.0 billion revolving credit facility
Disclosure of detailed information about borrowings [line items]
Schedule of the summary of borrowings

Terms of the R6.0 billion RCF
Facility:	R6.0 billion
Interest rate:	JIBAR
Interest rate margin:	During the Covenant adjustment period, being 30 June 2017 to 31 December 2019, the margin will be based on the following net debt to adjusted EBITDA ratios:
	Net debt to adjusted EBITDA ratios	Margin %
	0.00:1 – 3.00:1	2.40%
	3.00:1 – 3.25:1	2.65%
	3.25:1 – 3.50:1	2.90%
After the covenant adjustment period the margin will return to 2.4%
Term of facility:	Three years
Borrowers:	SGL, SRPM and Kroondal
Security and/or guarantors:	The facility was unsecured and guaranteed by SGL, Stillwater, SRPM and Kroondal.

Schedule of the rollforward of borrowings

Figures in million - SA rand	2020	2019	2018
Balance at beginning of the year	-	5,896.4	5,536.4
Loans raised	-	1,150.0	360.0
Loans repaid	-	(5,046.4)	-
Inter Bank transfer	-	(2,000.0)	-
Balance at end of the year	-	-	5,896.4

R5.5 billion RCF
Disclosure of detailed information about borrowings [line items]
Schedule of the summary of borrowings

Terms of the R5.5 billion RCF
Facility:	R5.5 billion
Interest rate:	JIBAR
Interest rate margin:	2.40% if net debt to adjusted EBITDA is equal to or less than 2.00x
2.60% if net debt to adjusted EBITDA is greater than 2.00x
Term of facility:	Three years, subject to two one-year extensions at the lenders option. All facility lenders have approved the first extension with the loan facility now maturing on 11 November 2023.
Borrowers:	SGL, Kroondal, SRPM and WPL.
Security and/or guarantors:	The facility is unsecured and guaranteed by the Company, SGL, Stillwater, Kroondal, SRPM and WPL.

Schedule of the rollforward of borrowings

Figures in million - SA rand	2020	2019	2018
Balance at beginning of the year	2,500.0	-	-
Loans raised	5,000.0	500.0	-
Loans repaid	(7,500.0)	-	-
Inter Bank transfer	-	2,000.0
Balance at end of the year	-	2,500.0	-

2022 and 2025 Notes
Disclosure of detailed information about borrowings [line items]
Schedule of the summary of borrowings
Terms of the 2022 and 2025 Notes
Facility:	US$500 million 6.125% Senior Notes due 2022 (the 2022 Notes)
US$550 million 7.125% Senior Notes due 2025 (the 2025 Notes)
Outstanding nominal value:	2022 Notes: US$353.7 million
2025 Notes: US$346.9 million
Interest rate:	2022 Notes: 6.125%
2025 Notes: 7.125%
Term of the Notes:	2022 Notes: Five years
2025 Notes: Eight years
Issuer:	Stillwater
Guarantors:

Each of the Notes are fully and unconditionally guaranteed, jointly and severally by the Guarantors (the Company, SGL, Kroondal, SRPM and WPL). The Guarantees rank equally in right of payment to all existing and future senior debt of the Guarantors.

Schedule of the rollforward of borrowings

Figures in million - SA rand	2020	2019	2018
Balance at beginning of the year	9,609.8	9,808.7	12,597.7
Loans raised	-	-	-
Loans repaid	-	-	(5,107.4)
Accrued interest paid	(741.6)	(672.2)	(795.5)
Interest charge	763.5	664.9	836.6
Unwinding of amortised cost	58.6	47.9	196.7
Gain on derecognition of borrowings	-	-	(128.8)
Loss/(gain) on foreign exchange differences	445.4	(239.5)	2,209.4
Balance at end of the year	10,135.7	9,609.8	9,808.7

US 450 Million Convertible Bond [Member]
Disclosure of detailed information about borrowings [line items]
Schedule of the summary of borrowings

Terms of the US$ Convertible Bond
Issue size:	US$450 million
Outstanding nominal value:	US$nil
Coupon:	1.875%
Maturity date:	Original maturity date: 26 September 2023 (six years), early redemption finalised: 19 October 2020
Conversion premium:	35%
Reference share price:	US$1.2281, being the volume weighted average price of a share on the JSE from launch to pricing on 19 September 2017, converted at a fixed exchange rate.
Initial conversion price:	US$1.6580
Issuer:	SGL
Guarantors:	The Company, Stillwater and Kroondal

Schedule of the rollforward of borrowings
Figures in million - SA rand	2020	2019	2018
Balance at beginning of the year	4,578.6	4,496.6	4,357.1
Loans repaid[1]	(13.2)	-	(745.2)
Loans converted into shares[2]	(5,578.2)	-	-
Accrued interest paid	(124.7)	(105.5)	(111.7)
Interest charge	94.2	105.0	105.9
Unwinding of amortised cost	186.8	196.8	185.8
Gain on derecognition of borrowings	-	-	(50.9)
Loss/(gain) on foreign exchange differences	856.5	(114.3)	755.6
Balance at end of the year	-	4,578.6	4,496.6
[1]

The amount for the year ended 31 December 2020 relates to the redemption of Bonds for which no conversion notice was received. The amount for the year ended 31 December 2018 relates to the repurchase of a portion of the Bonds

[2]	Calculated as the amortised cost on the date of settlement

Schedule of roll forward of derivative financial instruments

Figures in million - SA rand	Note	2020	2019	2018
Balance at beginning of the year		4,144.9	408.9	1,093.5
Loss/(gain) on financial instruments[1]	7	70.2	3,911.5	(678.1)
Settlement of derivative financial instrument		(6,995.0)	-	-
Loss on settlement of US$ Convertible Bond[2]		1,506.7	-	-
Gain on derecognition of derivative financial instrument		-	-	(50.3)
Loss/(gain) on foreign exchange differences		1,273.2	(175.5)	43.8
Balance at end of the year		-	4,144.9	408.9
[1]

The loss/(gain) on the financial instrument is attributable to changes in various valuation inputs, including in the movement in the Company’s share price, change in USD/ZAR exchange rate, bond market value and credit risk spreads

[2]

Relates to the difference between the fair value of the Company shares issued on date of settlement, carrying value of the derivative liability before settlement and the carrying value of the amortised cost element on date of settlement

Burnstone Debt
Disclosure of detailed information about borrowings [line items]
Schedule of the summary of borrowings

Facility:	A1: US$0.2 million
A2: US$7.8 million
A3: US$51.0 million
A4: US$119.1 million
Interest rate:	A1 and A2: Interest free
A3 and A4: Interest free until 1 July 2017, then at LIBOR
Interest rate margin:	A3 and A4: 4% from 1 July 2017
Term of loan:	No fixed term
Repayment period:	A1: Repaid on 1 July 2014
A2: From 1 July 2017 the first 50% of Burnstone’s free cash flow (as defined in the settlement agreement) will be used to repay the Wits Gold Loan and the balance of 50% to repay A2.

A3 and A4: On settlement of A2, 90% of Burnstone’s free cash flow will be used to repay the Wits Gold Loan and the balance of 10% to repay the Burnstone Debt. On settlement of the Wits Gold Loan and interest, 30% of Burnstone’s free cash flow will be used to repay the Burnstone Debt and the balance will be distributed to Wits Gold.

The Bank Lenders will continue to participate in 10% of Burnstone’s free cash flow after the Burnstone Debt has been repaid in full to a maximum amount of US$63.0 million under a revenue participation agreement.

Security:

The Burnstone Debt is fully secured against the assets of Burnstone (of R2.0 billion) and there is no recourse to the Group. The security package includes a cession over the bank accounts, insurance policies’ proceeds, special and general notarial bonds over movable assets and mortgage bonds over property.

Schedule of the rollforward of borrowings

Figures in million - SA rand	Note	2020	2019	2018
Balance at beginning of the year		1,330.4	1,145.1	1,537.5
Accrued interest and unwinding of amortised cost		147.8	120.1	152.9
(Gain)/loss on revised estimated cash flows[1]	7	(264.3)	96.6	(804.6)
Loss/(gain) on foreign exchange differences		49.4	(31.4)	259.3
Balance at end of the year		1,263.3	1,330.4	1,145.1

1  At 31 December 2020, the expected free cash flows expected to repay the loan as detailed above were revised as a result of revised cash flows over the life of mine plan due to:

•Revised forecast costs and capital expenditure; and

•Revised long term gold prices 2020: R733,037/kg (2019: R686,225/kg and 2018: R585,500/kg) and exchange rates 2020: R16.00/US$ (2019: R14.00/US$ and 2018: R14.00/US$) based on a LOM of 20 years. A2 is discounted using a 5.8% discount rate and A3 and A4 is discounted at 9.5%

Other borrowings
Disclosure of detailed information about borrowings [line items]
Schedule of the rollforward of borrowings

Figures in million - SA rand	2020	2019	2018
Balance at beginning of the year	-	425.6	478.7
Loans raised	4,071.1	8,264.6	10,798.6
Loans repaid	(4,019.7)	(11,135.7)	(10,854.6)
Unwinding of amortised cost	-	9.6	2.9
Borrowings acquired on acquisition of subsidiary	-	2,574.8	-
Other	-	1.3	-
Gain on foreign exchange differences	(51.4)	(140.2)	-
Balance at end of the year	-	-	425.6